Corporate Information (Details) - USD ($)		12 Months Ended
	Aug. 01, 2025	Dec. 31, 2025	Apr. 01, 2024	Dec. 31, 2023
Corporate Information [Line Items]
Consideration amount				$ 350,000
Brand valued			$ 76,000,000
Subscribers relationship valued			19,000,000
Cash consideration			500,000
Issuance of common shares		$ 3,698,551
Ownership		67.01%
Reverse stock split	one-for-ten
Bottom of Range [Member]
Corporate Information [Line Items]
Ownership		55.45%
Par value (in Dollars per share)	$ 0.0001
Top of Range [Member]
Corporate Information [Line Items]
Ownership		67.01%
Par value (in Dollars per share)	$ 0.001
Anghami Inc. [Member]
Corporate Information [Line Items]
Consideration amount			$ 136,500,000